NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 NOTES PAYABLE

The Company purchased certain machinery and equipment under two note payable agreements in January and February 2013. During the three months ended March 31, 2016, both notes were extinguished by making the final payments on the notes in the amount of $5,693.

NOTE 7 NOTES PAYABLE

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment	$2,607	$16,938
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment	3,086	38,749

Total notes payable	5,693	55,687
Less: current portion of notes payable	(5,693)	(49,994)

Long term portion of notes payable	$—	$5,693